Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Notes receivable	$ 34,968	$ 32,844
Deferred costs, net	24,517	26,032
Lease security deposits	38,544	36,748
Other	15,286	14,310
Total	$ 113,315	$ 109,934